UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2018

Date of reporting period: November 30, 2017

Item 1.	Schedule of Investments

Bernstein

Schedule of Investments ● U.S. Research Fund

November 30, 2017 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.8%

Consumer Discretionary — 17.8%
Carnival	650	$42,666
Hilton Worldwide Holdings	602	46,691
Lions Gate Entertainment, Cl B *	1,370	42,525
Marriott International, Cl A	445	56,515
McDonald's	264	45,400
NIKE, Cl B	830	50,148
Ross Stores	677	51,472
Royal Caribbean Cruises	378	46,827
Target	660	39,534
Yum! Brands	538	44,907
		466,685
Consumer Staples — 1.5%
Procter & Gamble	428	38,516

Energy — 6.6%
Apache	1,041	43,545
Ensco, Cl A	7,304	39,223
Nabors Industries	7,824	47,257
Range Resources	2,461	44,347
		174,372
Financials — 13.3%
Ally Financial	1,731	46,495
American Express	475	46,412
Bank of America	1,491	42,002
Capital One Financial	421	38,732
Citigroup	554	41,827
Citizens Financial Group	1,152	46,886
Huntington Bancshares	3,122	44,957
KeyCorp	2,281	43,293
		350,604
Health Care — 17.8%
Allergan	160	27,813
Anthem	228	53,571
Avexis *	428	40,579
Biogen *	123	39,627
Centene *	532	54,312
Eli Lilly	488	41,304
Merck	629	34,765
Mylan *	1,246	45,516
Pfizer	1,120	40,611
Spark Therapeutics *	544	39,837
UnitedHealth Group	218	49,741
		467,676
Industrials — 12.1%
Boeing	229	63,387
Delta Air Lines	690	36,515
JB Hunt Transport Services	390	43,344
Raytheon	225	43,009
Southwest Airlines	676	41,013
Spirit AeroSystems Holdings, Cl A	521	43,894
Union Pacific	360	45,540
		316,702
Information Technology — 29.0%
Adobe Systems *	305	55,348
Apple	276	47,431
Broadcom	169	46,972
Cisco Systems	1,217	45,394
Hewlett Packard Enterprise	2,912	40,622
Hortonworks *	3,054	58,056
HP	2,405	51,587
Mastercard, Cl A	329	49,505
Microsoft	578	48,650
Motorola Solutions	444	41,785
Oracle	924	45,332
Palo Alto Networks *	285	41,539
PayPal Holdings *	676	51,193
ServiceNow *	368	45,264
Tableau Software, Cl A *	596	41,899
Visa, Cl A	440	49,540
		760,117
Materials — 1.7%
LyondellBasell Industries, Cl A	436	45,649

Total Common Stock
(Cost $2,509,289)		2,620,321

Total Investments - 99.8%
(Cost $2,509,289)		$2,620,321

Percentages are based on Net Assets of $2,624,772.

*	Non-income producing security.

Cl — Class

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended November 30, 2017, there were no Level 3 investments.

Bernstein

Schedule of Investments ● U.S. Research Fund

November 30, 2017 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long securities and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended November 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

BRN-QH-001-0100

Bernstein

Schedule of Investments ● Global Research Fund

November 30, 2017 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

COMMON STOCK — 91.3%

Canada — 2.1%
Canadian Pacific Railway	103	$18,053
Encana	1,515	17,957
Manulife Financial	839	17,655
		53,665
Denmark — 1.6%
GN Store Nord	588	18,540
Novozymes, Cl B	395	21,415
		39,955
Finland — 0.6%
Nokia	2,934	14,749

France — 5.1%
Cie de Saint-Gobain	323	18,434
Danone	238	20,126
LVMH Moet Hennessy Louis Vuitton	65	18,949
Pernod Ricard	129	20,157
Peugeot	785	16,263
Sodexo	152	19,891
Valeo	225	16,362
		130,182
Germany — 5.8%
Daimler	204	16,910
Deutsche Lufthansa	575	19,793
Evonik Industries	504	18,834
Fresenius & KGaA	226	16,333
Fresenius Medical Care & KGaA	201	20,004
Infineon Technologies	731	20,221
SAP	162	18,283
TUI	1,029	18,999
		149,377
Hong Kong — 9.7%
AIA Group	2,400	19,451
BYD, Cl H	2,000	17,733
China Overseas Land & Investment	4,000	12,702
China Petroleum & Chemical, Cl H	24,000	17,147
China Telecom, Cl H	36,000	17,469
China Vanke, Cl H	5,300	19,306
CNOOC	12,000	16,255
Guangzhou Automobile Group, Cl H	8,000	20,077
Longfor Properties	10,000	23,482
PICC Property & Casualty, Cl H	8,000	15,160
Shanghai Electric Group, Cl H	36,000	14,105
Sunny Optical Technology Group	2,000	33,290
Wynn Macau	7,600	21,748
		247,925
Japan — 2.3%
Inpex	1,800	20,348
Sony	440	20,450
Tokyo Electron	100	18,551
		59,349
Netherlands — 0.7%
NN Group	427	18,790

South Korea — 0.7%
Nabors Industries	3,141	18,972

Spain — 0.7%
International Consolidated Airlines Group	2,046	16,978

Sweden — 0.5%
Telefonaktiebolaget LM Ericsson, Cl B	2,198	13,886

Switzerland — 3.5%
Ferguson	269	19,408
LafargeHolcim	290	15,889
Novartis	204	17,492
Roche Holding	65	16,430
Straumann Holding	27	20,127
		89,346
Taiwan — 1.7%
Advanced Semiconductor Engineering	15,000	19,429
MediaTek	2,000	21,738
		41,167
United Kingdom — 10.5%
Anglo American	1,029	18,930
Antofagasta	1,669	20,548
AstraZeneca	285	18,429
BAE Systems	2,200	16,439
BHP Billiton	906	16,495
BT Group, Cl A	4,641	16,384
Centrica	5,620	11,001
Croda International	350	20,244
Diageo	547	19,018
Glencore	3,637	16,719
InterContinental Hotels Group	290	17,072
Johnson Matthey	500	20,515
Rio Tinto	379	17,964
Smith & Nephew	986	17,485
Unilever	370	20,856
		268,099
United States — 45.8%
Consumer Discretionary— 8.6%
Carnival	266	17,460
Hilton Worldwide Holdings	264	20,476
Lions Gate Entertainment, Cl B*	575	17,848
Marriott International, Cl A	178	22,606
McDonald's	115	19,777
Melco Resorts & Entertainment ADR	999	26,084
NIKE, Cl B	370	22,355
Ross Stores	284	21,593
Royal Caribbean Cruises	156	19,325
Target	279	16,712
Yum! Brands	217	18,113
		222,349
Consumer Staples— 0.7%
Procter & Gamble	188	16,918
Energy— 2.0%
Apache	437	18,279
Ensco, Cl A	3,015	16,191
Range Resources	1,037	18,687
		53,157

Bernstein

Schedule of Investments ● Global Research Fund

November 30, 2017 (Unaudited)

Description	Shares	Fair Value
Financials— 5.9%
Ally Financial	774	$20,789
American Express	201	19,640
Bank of America	595	16,761
Capital One Financial	174	16,008
Citigroup	238	17,969
Citizens Financial Group	517	21,042
Huntington Bancshares	1,378	19,843
KeyCorp	1,023	19,417
		151,469
Health Care— 7.8%
Allergan	73	12,690
Anthem	88	20,677
Avexis*	188	17,824
Biogen*	51	16,431
Centene*	214	21,847
Eli Lilly	224	18,959
Merck	262	14,481
Mylan*	507	18,521
Pfizer	512	18,565
Spark Therapeutics*	234	17,136
UnitedHealth Group	90	20,535
		197,666
Industrials— 5.2%
Boeing	90	24,912
Delta Air Lines	293	15,505
JB Hunt Transport Services	166	18,449
Raytheon	92	17,586
Southwest Airlines	286	17,352
Spirit AeroSystems Holdings, Cl A	222	18,703
Union Pacific	150	18,975
		131,482
Information Technology— 14.3%
Adobe Systems*	128	23,228
Apple	114	19,591
Broadcom	73	20,290
Cisco Systems	519	19,359
Hewlett Packard Enterprise	1,187	16,558
Hollysys Automation Technologies	1,113	27,625
Hortonworks*	1,316	25,017
HP	973	20,871
Mastercard, Cl A	138	20,765
Microsoft	249	20,958
Motorola Solutions	180	16,940
Oracle	397	19,477
Palo Alto Networks*	118	17,198
PayPal Holdings*	289	21,886
ServiceNow*	160	19,680
Tableau Software, Cl A*	255	17,927
Travelport Worldwide	1,150	15,398
Visa, Cl A	186	20,942
		363,710
Materials— 1.3%
LyondellBasell Industries, Cl A	172	18,008
Vale ADR, Cl B	1,388	14,852
		32,860
		1,169,611

Total Common Stock
(Cost $2,287,221)		2,332,051
PREFERRED STOCK — 0.8%
Consumer Discretionary — 0.8%
Volkswagen	99	21,024

Total Preferred Stock
(Cost $18,897)		21,024

EXCHANGE TRADED FUNDS — 7.6%
iShares MSCI India ETF	2,786	96,897
iShares MSCI South Korea ETF	1,308	98,296
		195,193
Total Exchange Traded Funds
(Cost $192,203)		195,193

Total Investments - 99.7%
(Cost $2,498,321)		$2,548,268

Percentages are based on Net Assets of $2,556,699.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

MSCI —Morgan Stanley Capital International

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended November 30, 2017, there were no Level 3 investments.

Bernstein

Schedule of Investments ● Global Research Fund

November 30, 2017 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long securities and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended November 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

BRN-QH-002-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 2, 2018

By (Signature and Title)	/s/ James J. Baker
James J. Baker, Jr., Treasurer

Date: February 2, 2018